JPMORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 29, 2009,
to the Prospectuses dated November 1, 2008, as supplemented

The following information supersedes any information to the contrary relating to the JPMorgan U.S. Equity Fund (the “Fund”), including any prior supplements. The portfolio manager information for the Fund in the section “The Funds’ Management and Administration – The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

U.S. Equity Fund

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; and Helge Skibeli, Managing Director of JPMIM, all of whom are CFA charterholders. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-PM-709

JPMORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated July 29, 2009, to the
Statement of Additional Information dated November 1, 2008,
as supplemented June 10, 2009

The following section replaces the information contained in the Statement of Additional Information, dated November 1, 2008, as supplemented June 10, 2009 under the heading “Portfolio Managers’ Other Accounts Managed” with respect to the sections providing information about the U.S. Equity Fund:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed (As of June 30, 2008)

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
U.S. Equity Fund
Thomas Luddy	5	3,772	7	3,293	34	2,409
Susan Bao	2	3,607	0	0	22	262
Helge Skibeli**	2	30	1	54	4	230

**	Information is shown as of June 30, 2009.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
U.S. Equity Fund
Thomas Luddy	0	0	0	0	0	0
Susan Bao	0	0	0	0	0	0
Helge Skibeli**	0	0	0	0	1	253

**	Information is shown as of June 30, 2009.

Portfolio Managers’ Ownership of Securities (As of June 30, 2008)

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
U.S. Equity Fund
Thomas Luddy						X
Susan Bao				X
Helge Skibeli					X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USEQ-PM-709